Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
		Jun. 01, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Exceptional Items [line items]
Impairment of goodwill			$ (2,500)	$ (2,500)
COVID-19 costs				(182)
Restructuring				(157)	$ (170)	$ (363)	[1]
Business and asset disposal (including exceptional impairment losses)				(239)	(50)	(26)
Acquisition costs business combinations				(25)	(23)	(73)	[1]
Brazil State tax regularization program					(74)
Cost related to public offering of minority stake in Budweiser APAC					(6)
Provision for EU investigation	[1]					(230)
Impact on profit from operations				(3,103)	$ (323)	$ (692)
Gain on disposal of Australia		$ 1,919		1,900
Impact on profit from discontinued operations				(1,184)
Carlton United Breweries [Member]
Disclosure of Exceptional Items [line items]
Gain on disposal of Australia		$ 1,919		$ 1,919

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.